Acquisition (Tables)	12 Months Ended
Mar. 31, 2022
Acquisition
Schedule of allocation of the purchase price

Amount
USD
Fair value of total consideration transferred:
Equity instrument (2.9 million common shares issued)	4,640,000
Less: Cash acquired from business combination	(50,427)
Subtotal:	4,589,573
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	17,152
Intangible asset - computer software copyrights	175,854
Current liabilities	(140,581)
Deferred tax liabilities	(43,964)
Total identifiable net assets	8,461
Goodwill*	4,581,112

* The goodwill generated from the expected synergies from the cooperation of promoting the national pilot project of Education Certificate + Several Vocational Skill Level Certificates. Jisen has established long-term cooperation with five Chinese colleges and universities such as Anhui Normal University, Anhui University of Engineering and Anhui Business College. Also, Jisen Information’s cloud education technology architecture system provides important complement to Company’s existing technology platform.